Average Annual Total Returns - Direxion NASDAQ-100 Equal Weighted Index Shares	Direxion NASDAQ-100® Equal Weighted Index Shares 1 Year	Direxion NASDAQ-100® Equal Weighted Index Shares 5 Years	Direxion NASDAQ-100® Equal Weighted Index Shares Since Inception	Direxion NASDAQ-100® Equal Weighted Index Shares Inception Date	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions 1 Year	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions 5 Years	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions Since Inception	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions Inception Date	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion NASDAQ-100® Equal Weighted Index Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ-100® Equal Weighted Index (reflects no deduction for fees, expenses or taxes) Inception Date	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	37.65%	19.26%	17.31%	Mar. 21, 2012	37.38%	19.02%	17.05%	Mar. 21, 2012	22.34%	15.63%	14.56%	Mar. 21, 2012	38.19%	19.71%	17.81%	Mar. 21, 2012	48.88%	24.27%	20.71%	Mar. 21, 2012	18.40%	15.22%	14.16%	Mar. 21, 2012